Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Basis of preparation	Basis of preparation
Lifezone’s consolidated financial statements for the year ended December 31, 2024, have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board (“IASB”) and are reported in U.S. dollars (“USD” or “$”).
The consolidated financial statements have been prepared on a historical cost basis unless otherwise stated.
The principal accounting policies applied in the preparation of the consolidated financial statements have been consistently applied in all years presented. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement.
The consolidated financial statements incorporate the results of the Flip-Up as discussed in Note 1, as of June 24, 2022. Lifezone Holdings acquired 100% of the equity interest in LZL, a transaction accounted for using the predecessor value method. Business combinations under common control are outside the scope of IFRS 3, therefore, Lifezone management used its judgment to develop an accounting policy that is relevant and reliable, in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Management considered the application of the predecessor value method as the most appropriate (also known as merger accounting), which involves accounting for the assets and liabilities of the acquired business using existing carrying values of the acquired business.

Basis of consolidation	Basis of consolidation
The consolidated financial statements comprise the financial statements of Lifezone and its subsidiaries as of December 31, 2024. Control is achieved when Lifezone is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, Lifezone controls an investee if, and only if, Lifezone has:
•power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);
•exposure, or rights, to variable returns from its involvement with the investee; or
•the ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when Lifezone has less than a majority of the voting or similar rights of an investee, Lifezone considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements; and
•Lifezone’s voting rights and potential voting rights.
Lifezone re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when Lifezone obtains control over the subsidiary and ceases when Lifezone loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date Lifezone gains control until the date Lifezone ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income or loss are attributed to the equity holders of the parent (Lifezone) and to the NCI, even if this results in the NCI having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with Lifezone’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of Lifezone are eliminated on full consolidation.
Lifezone attributes total comprehensive income or loss of subsidiaries between the owners of the parent and the NCIs based on their respective ownership interests.

Going concern	Going concern
The management of Lifezone has assessed the going concern assumptions of Lifezone during the preparation of these consolidated financial statements. Lifezone had net loss of $47.1 million for the year ended December 31, 2024 (2023: $364.7 million) and accumulated losses of $454.5 million as at December 31, 2024 (2023: $408.2 million).
As at December 31, 2024, Lifezone had consolidated cash and cash equivalents of $29.3 million (2023: $49.4 million). The net cash used in operating activities for the year ended December 31, 2024 was $15.9 million (December 31, 2023: $27.0 million).
On March 21, 2024, Lifezone announced the signing of a binding subscription agreement in relation to a $50 million convertible note, followed on March 27, 2024, with the announcement of the closing of the convertible note transaction, raising $50 million of gross proceeds. Details of the $50 million convertible fundraising can be found in Note 22.
The consolidated financial statements have been prepared on a going concern basis which contemplates the continuity of normal business activities and the realization of assets and discharge of liabilities in the ordinary course of business. Lifezone has not generated significant revenues from operations and, as is common with many exploration-stage mining companies, Lifezone raises financing for its exploration, study and research and development activities in discrete tranches. Based on Lifezone’s current and anticipated liquidity and funding requirements, Lifezone will need additional capital in the future to fund its operations and project developments. In the event Lifezone issues additional equity in the future, shareholders could face significant dilution in their holdings.
Lifezone’s future operating losses and capital requirements may vary materially from those currently planned and will depend on many factors including Lifezone’s growth rate, the execution of various growth projects, and the demand for its Hydromet Technology, exploration and evaluation cost and capital costs in relation to the Kabanga Nickel Project and the PGM recycling project, and the demand and prices for the minerals we envision extracting in our metals extraction business and as well as for Lifezone’s working capital requirements.
To enhance the liquidity position and increase the cash reserve for existing operations and future investments, Lifezone continues to explore off-take arrangements for the metals that it expects to produce in the future from the
Kabanga Nickel Project, and it may in the future seek equity, mezzanine, alternative or debt financing. Additionally, Lifezone may receive the proceeds from any exercise of any Warrants in cash. Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at a price of $11.50 per share in cash.
Lifezone believes the likelihood that warrant holders will exercise their Warrants, and therefore the amount of cash proceeds that it would receive is dependent upon the market price of the Lifezone Ordinary Shares. On December 31, 2024, the market price of Lifezone Ordinary Shares was $6.95. When the market price for Lifezone Ordinary Shares is less than $11.50 per share (i.e., the Warrants are deemed to be “out of the money”), we believe it is unlikely that Warrant holders will exercise their Warrants. If all the Warrants are exercised, an additional 14,391,150 Lifezone Ordinary Shares would be outstanding.
In the event that Lifezone is unable to secure sufficient funding, it may not be able to fully develop its projects, and this may have a consequential impact on the carrying value of the related exploration and evaluation assets and the investment in its subsidiaries as well as the going concern status of Lifezone. Given the nature of Lifezone’s current activities, it will remain dependent on equity, mezzanine, alternative or debt funding or monetizing the off-take from the Kabanga Nickel Project until such time as the Lifezone becomes self-financing from the commercial production of its mineral resources and royalties received from intellectual property rights linked to its Hydromet Technology. To the extent that Lifezone foresees increasing financing risks, jeopardizing the existence of Lifezone, Lifezone can accelerate the reduction of costs and aim for smaller, more targeted capital raises.
We expect that our cash and cash equivalents of $29.3 million as of December 31, 2024, will be sufficient to fund our operating expenses and capital expenditure requirements until February 2026. It is possible this period could be shortened if there are any significant increases in spending due to unplanned circumstances or risks materializing that require financial resources to be mitigated against. Our future viability is dependent on our ability to raise additional capital to fund existing project developments, new projects and acquisitions and to fund operations. The situation gives rise to a substantial doubt as there can be no assurance Lifezone will be able to raise required financing through a combination of equity offerings, debt financings, collaborations, strategic alliances, off-take agreements and/or licensing arrangements in the future. Notwithstanding this substantial doubt, the directors of Lifezone consider it appropriate to prepare the financial statements on a going concern basis. The financial statements do not include the adjustments to the amounts and classification of assets and liabilities that may be necessary Lifezone was unable to continue as a going concern.
Business combinations under common control	Business combinations under common control
Business combinations involving entities under common control are outside the scope of IFRS 3 and there is no other specific IFRS guidance. Accordingly, management used its judgement to develop an accounting policy that is relevant and reliable, in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
Business combinations under common control are accounted for using predecessor value method. The predecessor value method involves accounting for the assets and liabilities of the acquired business at the existing carrying values, and no goodwill is recorded. Any difference between the acquirer’s cost of investment and acquirees’ equity is presented separately as Other Reserves within equity on consolidation. The increase in the fair value of share-based payment reserves, assumed by Lifezone Holdings as part of the business combination under common control, are accounted for directly in equity under Other Reserves.
Lifezone has applied the predecessor value method with comparative periods restated as if the combination had taken place at the beginning of the earliest comparative period presented.
If Lifezone loses control of a subsidiary, it:
(a)derecognizes the assets (including goodwill) and liabilities of the subsidiary;
(b)recognizes the fair value of the consideration received;
(c)recognizes the fair value of any investments retained;
(d)recognizes any surplus or deficit in profit or loss; and
(e)reclassifies the parent’s share of components previously recognized in other comprehensive income to profit or loss, if any.
(f)NCI will be subsequently measured through profit/loss and will be attributed based on ownership interest and distributions/dividends to the NCI.

Business combinations and goodwill	Business combinations and goodwill
Business combinations, excluding the SPAC transaction described in Note 1, are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any NCI in the acquiree.
Acquisition-related costs are expensed as incurred and included in administrative expenses.
Lifezone determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When Lifezone acquires a business, it assesses the assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Mineral reserves, resources and exploration potential that can be reliably measured are recognized separately in the assessment of fair values on acquisition. Other potential reserves, resources and rights, for which fair values cannot be reliably measured, are not recognized separately, but instead are subsumed in goodwill.
Initial measurement of any deferred consideration which arises from asset acquisition is recognized as a liability for the expected variable payments at the time of the transaction. Any change in the carrying value resulting from accretion of interest of the deferred consideration or remeasurement due to significant changes assumptions is recognized in the Statement of Comprehensive Loss.
Any deferred consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Deferred consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Deferred consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 - Financial Instruments - is measured at fair value, with changes in fair value recognized in in the consolidated statement of comprehensive income or loss in accordance with IFRS 9.
Goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for NCI over the fair value of the identifiable net assets acquired and liabilities assumed.
If the fair value of the identifiable net assets acquired is in excess of the aggregate consideration transferred, Lifezone reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the Statement of Comprehensive Loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses, if any. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Lifezone’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Functional and presentation currency	Functional and presentation currency
These consolidated financial statements are presented in "USD" which is the functional currency of Lifezone Metals, and all values are rounded to the nearest USD, except where otherwise indicated. The functional currency is the currency of the primary economic environment in which the entity operates. Accordingly, Lifezone presents its financial results and financial position in USD, expressed as $ in this document.
Certain subsidiaries of Lifezone Metals have functional currencies different from USD. LZ Services Limited ("LZSL"), a company incorporated in England and Wales has GBP as its functional currency whereas LZAP and Simulus are incorporated in Australia have functional currencies as AUD.
Foreign currency transactions and balances	Foreign currency transactions and balances
Transactions in foreign currencies are initially recorded using the rate of exchange ruling at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions, as well as from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized in the Statement of Comprehensive Loss.
Assets and liabilities are translated into Lifezone’s reporting currency using the exchange rates in effect at balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the year, which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in accumulated foreign currency translation reserves in the Consolidated Statements Of Changes In Equity.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Revenue recognition	Revenue recognition
Revenue is attributable to consulting and management services with regards to Lifezone’s licenses of patents for use in mineral beneficiation operations of joint ventures primarily in Africa and consulting and management services to other companies. Revenue also includes research and laboratory services provided by our Simulus business in Australia.
Lifezone has not generated any revenues from its metal extraction and refining business as exploration work is in progress at the Kabanga Nickel Project.
Transaction prices are stated within the agreement or are verbally agreed to with no variable elements and are allocated to one performance obligation. Accordingly, revenues from the sale of consulting and management services are recognized at the transaction price during the period the services were provided.
If Lifezone satisfies a performance obligation before it receives the consideration, Lifezone recognizes either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Cost of sales	Cost of salesCost of sales includes costs directly related to the provision of services.
Impairment of non-financial assets	Impairment of non-financial assetsImpairment of non-financial assets (excluding goodwill)
Lifezone assesses at each reporting date, whether there is an indication that an asset or Cash Generating Unit ("CGU") may be impaired. If any indication exists, or when annual impairment testing for an asset is required, Lifezone estimates the assets or CGU’s recoverable amount. An asset’s recoverable amount is the higher of an assets or CGU’s fair value less costs of disposals and its value in use.
When the carrying amount of an asset (or a CGU) exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. For assets where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in the statement of comprehensive income.
An intangible asset with an indefinite useful life is not amortized but is tested annually for impairment.

Impairment of goodwill	Impairment of goodwill
Goodwill is tested for impairment at least annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. Where the recoverable amount of the CGU is less than its carrying amount including goodwill, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Interest expense and income	Interest expense and income
Interest income is recognized using the effective interest rate method. Interest income is derived primarily from interest on deposits and cash in bank.
Interest expense is recognized using the effective interest rate method. Interest expense is incurred primarily on debt instruments, deferred considerations and finance leases.

Taxation	Taxation
Tax expense is recognized in profit or loss and comprises the sum of current and deferred tax not recognized in other comprehensive income or directly in equity.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and
•temporary differences to the extent that it is probable that they will not reverse in the foreseeable future.
Tax expense is recognized in profit or loss and comprises the sum of current and deferred tax not recognized in other comprehensive income or directly in equity.
Deferred tax is measured at the tax rates at which the temporary differences are expected to reverse, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset where the entity has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to the same taxation authority. Deferred tax assets are recognized to the extent that it is probable that there will be taxable profits in the foreseeable future against which they can be utilized.
Lifezone did not recognize any deferred tax assets for the years ended December 31, 2024 and December 31, 2023.

Exploration and evaluation expenditure	Exploration and evaluation expenditure
Lifezone’s activities involve the search for mineral resources, the determination of the technical feasibility and the assessment of the commercial viability of an identified mineral resource, and reports exploration and evaluation expenditure by applying consistently an accounting policy developed using the IFRS framework, including definitions and concepts outlined in IFRS 6 - Exploration for and Evaluation of Mineral Resources.
Lifezone applies the area of interest method when accounting for exploration and evaluation costs. All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis and mineral licenses adjacent to each other will be combined to a project, if managed together. Once the legal right to explore has been acquired, costs are charged to profit or loss as incurred, unless Lifezone concludes that future economic benefits are more likely than not to be realized. Capitalized exploration and evaluation expenditure includes a wide range of exploration, evaluation and study related costs, including related overhead costs and financing costs. Costs expensed during this phase are included in “General and administrative expenses’ in the consolidated statement of comprehensive income or loss.
Exploration and evaluation assets consist of certain mining data acquired in conjunction with the acquisition of the legacy Kabanga Nickel Project from Barrick Gold Corporation ("Barrick") and Glencore in 2021. Following the completion of the ongoing Definitive Feasibility Study which involves capital expenditure to identify and delineate mineral reserves through geological and geotechnical surveying and drilling, a Final Investment Decision will be made.
Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down. An impairment loss is recognized in the consolidated statement of comprehensive income or loss.
An exploration and evaluation asset shall no longer be classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable or at the latest when a Final Investment Decision is made, based on an assessment by senior management. Exploration and evaluation assets shall be assessed for impairment indicators, and any impairment loss recognized, before reclassification.
As of December 31, 2024, Lifezone had defined the Kabanga Nickel Project as its only exploration and evaluation asset, comprising a SML and several prospecting licenses in close proximity, all being explored for the same minerals, managed by the same personnel and owned by TNCL. Study work undertaken for the potential downstream processing at Kahama, was considered an integral part of the project, as it forms part of the Definitive Feasibility Study.
An impairment review is undertaken when indicators of impairment arise, but typically when one of the following circumstances apply:
•Rights to explore in an area have expired or will expire in the near future without renewal;
•No further exploration or evaluation is planned or budgeted;
•A decision is made to discontinue exploration and evaluation in an area because of the absence of commercial reserves, and;
•Sufficient data exists to indicate that the book value will not be fully recovered from future development and production (or a sale of the project).
On the basis of the above assessment, management is not aware of any facts or circumstances that would suggest the carrying amount of the exploration and evaluation asset may exceed its recoverable amount. As no impairment indicators have been identified, no impairment test has been performed.

Other intangible assets with finite lives	Other intangible assets with finite lives
Lifezone’s other intangible assets consist of computer software and patents. Other intangible assets are initially recognized at acquisition cost or acquired as part of a business combination and carried at historical cost less accumulated amortization and impairment losses, if any. Subsequent acquisitions are included in the asset’s carrying amount or recognized as a separate asset as appropriate only when it is probable that future economic benefits associated with the item will flow to Lifezone and the cost of the item can be measured reliably.
Other intangible assets are amortized on a straight-line basis over their estimated useful lives, which are as follows:

Computer software	3 years
Patents	12 years
Other Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired.
Property and equipment	Property and equipment
Property and equipment are initially recognized at acquisition cost and carried at historical cost less accumulated depreciation and impairment losses, if any. Subsequent acquisitions are included in the asset’s carrying amount or recognized as a separate asset as appropriate only when it is certain the item can be measured reliably. Depreciation is calculated using the straight-line method to allocate the property and equipment’s value over the lower of their legal or estimated useful lives. Property and equipment with indefinite lives are not depreciated and are assessed for impairment on an annual basis. All repair and maintenance costs are recognized in profit or loss as incurred.
Depreciation is calculated on a straight-line basis over the estimated economic lives of the following assets:

Office and computer equipment	5 years
Laboratory and testing equipment	2-5 years
Buildings	40 years
Transportation equipment	5 years
An item of property and equipment and any significant part initially recognized is de-recognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising from de-recognition of the asset is recognized in profit or loss.
The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Lifezone has leases contracts used in its operations with a lease term of 3 - 5 years. Lifezone’s obligations under its leases are secured by the lessor’s title to the leased assets.
Lifezone recognizes right-of-use assets at the commencement date of the lease (i.e., the date when the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. Right-of-use assets are also tested for impairment as covered by Note 2.8.1.
Liabilities arising from a lease are initially measured at the present value of the future lease payments discounted using the interest rate implicit in the lease or the incremental borrowing rate in case the interest rate implicit in the lease is not readily determinable.
The main components of the lease payments included in the measurement of the lease liability comprise the following:
•fixed lease payments;
•variable lease payments that are linked to an index (consumer price index); and
•lease payments in an optional renewal period if Lifezone is reasonably certain to exercise an extension option.
Lease payments contain two elements, principal and interest. Interest expense is presented as part of interest costs in the consolidated statements of comprehensive income/loss and measured using the effective interest method. Principal and interest portions of lease payments have been presented within financing activities in the consolidated statement of cash flows. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.
If ownership of the leased asset transfers to Lifezone at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset and depreciated on a straight-line basis.

Inventories	Inventories
Inventories are stated at the lower of cost (calculated on a weighted average basis) and net realizable value. Net realizable value refers to the net amount that an entity expects to realize from the sale of inventory in the ordinary course of business. Inventories currently largely consist of fuel used by vehicles, machinery and for power generation in relation to the Kabanga Nickel Project and consumables used in our laboratory in Australia. Cost comprises direct purchase costs.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of negatives changes in value. At various times during the year ended December 31, 2024, Lifezone maintained cash balances in banks in excess of insurable limits.
Lifezone has not experienced any losses on such amounts.

Share-based payments	Share-based payments
As required by IFRS 2, equity-settled share-based payment transactions are measured at the fair value of the goods or services received, except where the fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods, or the counterparty renders the service.
Where equity-settled share options or units are awarded, the fair value of the options or units at the date of grant is recognized as an expense where there are non-vesting conditions or market vesting conditions. Non-vesting conditions and market vesting conditions are factored into the fair value of the options or units granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these non-vesting and market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.
All equity-settled share-based payments are reflected in share-based payments reserve, until exercised.

Warrants	Warrants
Warrants are classified as either a liability or equity on inception, depending on the terms of the agreement. Warrants are only classified as equity when they are settled by the entity delivering a fixed number of its own equity instruments and receiving a fixed amount of cash or another financial asset. Lifezone assesses the appropriate classification of Warrants at the time of inception.
Lifezone determined that both the Public Warrants and Private Placement Warrants should be classified as equity in accordance with IAS 32 - Financial Instruments: Presentation. Refer to Note 25 for detail.
The fair value of both the Public Warrants and Private Warrants are valued independently using a Black-Scholes option pricing model.

Earnouts	Earnouts
Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of Lifezone. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement.
Lifezone determined that both Lifezone Holdings and Sponsor shareholder earnout should be classified as equity after assessment and IFRS 2. Refer to Note 26 for details.
The fair value of earnouts are valued independently based on a Monte Carlo simulation model.

Provisions	Provisions
Provisions are recognized when Lifezone has a present obligation as a result of a past event, and it is probable that Lifezone will be required to settle the obligation. Provisions are measured at the best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.
Asset retirement obligation
Asset retirement obligations will be incurred by Lifezone either while operating, or at the end of the operating life of, Lifezone’s facilities and mine properties. Lifezone assesses its asset retirement obligation at each reporting date. Lifezone recognizes an asset retirement obligation where it has a legal and constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount of obligation can be made.
Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognized in the Statement of Comprehensive loss as part of interest expense. As at December 31, 2024 no provision for asset retirement obligation was required given all disturbances to natural environment have been made good by Lifezone.

Financial instruments	Financial instruments
Recognition
Financial assets and financial liabilities are recognized when Lifezone becomes a party to the contractual provisions of the financial instrument.
Classification and initial measurement of financial assets
Except for those receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15 - Revenue from Contracts with Customers, all financial assets are initially measured at fair value adjusted for transaction costs, if any.
After initial recognition, these are measured at amortized cost using the effective interest method and are subject to impairment. Discounting is omitted where the effect of discounting is immaterial. Lifezone’s cash and cash equivalents, other receivables, related party receivables and receivables from joint ventures fall into this category of financial instruments measured at amortized cost.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from Lifezone’s consolidated statement of financial position) when:
•The rights to receive cash flows from the asset have expired, or
•Lifezone has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) Lifezone has transferred substantially all the risks and rewards of the asset, or (b) Lifezone has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When Lifezone has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, Lifezone continues to recognize the transferred asset to the extent of its continuing involvement. In that case, Lifezone also recognizes an associated liability. The transferred assets and the associated liability are measured on a basis that reflects the rights and obligations that Lifezone has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that Lifezone could be required to repay.
Impairment of financial assets
Lifezone measures the impairment of financial assets in an amount equal to the expected credit loss. In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, Lifezone considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information and analysis, based on the historical experience, credit assessment and considering forward-looking information.
Interest income
For all financial instruments measured at amortized cost, interest income is recognized using the effective interest rate method. The effective interest rate is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income is recognized in the statement of comprehensive loss.
Classification and initial measurement of financial liabilities
All financial liabilities are recognized initially at fair value. Lifezone’s financial liabilities include convertible debenture debt, trade and other payables and deferred consideration.
Financial liabilities are measured subsequently at amortized cost using the effective interest method unless the finance liabilities are classified as Financial Liabilities at Fair Value Through Profit and Loss ("FVTPL") with gains or losses recognized in profit or loss. The embedded derivative in our convertible debentures are classified as FVTPL with gains or losses recognized in profit or loss.
All interest-related charges and, if applicable, changes in an instrument’s fair value (example embedded derivatives) are reported in profit or loss.
Payables
This category pertains to financial liabilities that are not held for trading or not designated as at FVTPL upon the inception of the liability. These include liabilities arising from operations (e.g., accounts payable and accrued liabilities). Payables are recognized initially at fair value and are subsequently carried at amortized cost. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.
This accounting policy applies to the Lifezone’s trade and other payables.
Derecognition
Financial liabilities are derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss.

Fair value measurement	Fair value measurement
This section describes the valuation methodologies Lifezone uses to measure financial and non-financial instruments accounted for at fair value including certain liabilities like embedded derivatives.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability or
•In the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by Lifezone.
The fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
Lifezone uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Financial Instruments for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
External valuers are engaged by Lifezone for valuation of share options, earnout, warrants, restricted stock units and embedded derivatives. Involvement of external valuers is determined by management based on market knowledge, reputation, independence and whether professional standards are maintained. Fair values of share options, earnout, warrants, restricted stock units and embedded derivatives are categorized as Level 3 fair values under IFRS.

Investments in joint ventures	Investments in joint ventures
Under the equity method, the investment in joint ventures is carried in the statement of financial position at cost and adjusted thereafter for the post-acquisition change in the Lifezone’s share of the profit and loss and other comprehensive income of the joint ventures. After the interest in the joint ventures is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that Lifezone has incurred legal or constructive obligations or made payments on behalf of the joint ventures.
The financial statements of the joint venture are prepared for the same reporting period as Lifezone. When necessary, adjustments are made to bring the accounting policies in line with those of Lifezone.
Lifezone determines at each reporting date whether there is any objective evidence that the investment in joint ventures is impaired.
Adoption of new and revised standards	Adoption of new and revised standards
New standards issued and effective
New IFRS, amendments and Interpretations adopted in the current year do not have a significant impact on the Group’s financial results or position. The following new amendments were adopted in the current year:
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
•Non-current Liabilities with Covenants (Amendments to IAS 1)
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
New and amended standards not yet effective
At the date of authorization of these financial statements, several new, but not yet effective, IFRS and amendments to existing IFRS and Interpretations have been published by the IASB. None of these IFRS or amendments to existing IFRS have been adopted early by Lifezone.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. The standards and interpretations that are issued, but are not yet effective, up to the date of issuance of the Lifezone’s financial statements that Lifezone reasonably expects will have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below.
•Lack of Exchangeability (Amendments to IAS 21) - applies from January 1, 2025
•Amendments to the Classification and Measurement and impairment of Financial Instruments (Amendments to IFRS 9 and IFRS 7) - applies from January 1, 2026
•IFRS 18 Presentation and Disclosure in Financial Statements - applies from January 1, 2027
•IFRS 19 Subsidiaries without Public Accountability: Disclosures - applies from January 1, 2027
Lifezone is currently assessing the effect of these new accounting standards and amendments.